Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
		Switching
		Transmission,		Multi-		Office
		power,		channel		equipment,
		Cellular,		equipment		computers
	Land and	And satellite	Network	and	Subscriber	and
	buildings	equipment	equipment	infrastructure	equipment	vehicles	Total
	NIS	NIS	NIS	NIS	NIS	NIS	NIS

Cost
Balance as at January 1, 2018	1,004	5,865	5,968	1,200	1,738	1,076	16,851
Additions	22	396	213	247	311	86	1,275
Disposals	(2)	-	-	(1)	(15)	(9)	(27)
Transfer to Investment property	(22)	-	-	-	-	-	(22)
Balance as at December 31, 2018	1,002	6,261	6,181	1,446	2,034	1,153	18,077

Balance as at January 1, 2019	1,002	6,261	6,181	1,446	2,034	1,153	18,077
Additions	63	359	202	147	322	63	1,156
Disposals	(88)	(3)	-	(3)	(7)	(1)	(102)
Transfer to assets held for sale	(43)	-	-	-	-	-	(43)
Balance as at December 31, 2019	934	6,617	6,383	1,590	2,349	1,215	19,088

Depreciation and impairment losses
Balance as at January 1, 2018	455	3,953	2,940	591	1,140	832	9,911
Depreciation for the year	73	481	210	214	215	84	1,277
Loss from impairment of assets	22	-	-	526	-	28	576
Balance as at December 31, 2018	550	4,434	3,150	1,331	1,355	944	11,764

Balance as at January 1, 2019	550	4,434	3,150	1,331	1,355	944	11,764
Depreciation for the year	57	433	201	26	249	65	1,031
Loss from impairment of assets	26	74	45	106	-	10	261
Balance as at December 31, 2019	633	4,941	3,396	1,463	1,604	1,019	13,056

Carrying amounts
As at January 1, 2018	549	1,912	3,028	609	598	244	6,940
As at December 31, 2018	452	1,827	3,031	115	679	209	6,313
As at December 31, 2019	301	1,676	2,987	127	745	196	6,032